Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 27 - LEASES

We have operating leases for several branch locations and office space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. We also lease certain office equipment under operating leases. Many of our leases include both lease (e.g., minimum rent payments) and non-lease (e.g., common-area or other maintenance costs) components. The Company accounts for each component separately based on the standalone price of each component. In addition, we have several operating leases with lease terms of less than one year and therefore, we have elected the practical expedient to exclude these short-term leases from our ROU assets and lease liabilities.

Most leases include one or more options to renew. The exercise of lease renewal options is typically at our sole discretion. The majority of renewals to extend the lease terms are included in our ROU assets and lease liabilities as they are reasonably certain of exercise.

As most of our leases do not provide an implicit rate, we use the fully collateralized FHLB borrowing rate, commensurate with the lease terms based on the information available at the lease commencement date in determining the present value of the lease payments.

The balance sheet information related to our operating leases were as follows as of December 31, 2020 and 2019:

	Classification on the Consolidated Balance Sheet	December 31, 2020	December 31, 2019
Assets:
Operating lease	Other assets	$2,678	$3,273
Liabilities:
Operating lease	Accrued expenses and other liabilities	$2,678	$3,273

The cost components of our operating leases were as follows for the period ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Lease cost
Operating lease cost	$499	$429
Short-term lease cost	304	262
Sublease income	(26)	(49)
Total lease cost	$777	$642

NOTE 27 – LEASES (Continued)

Maturities of our lease liabilities for all operating leases for each of the next five years and thereafter is as follows:

2021	$432
2022	420
2023	414
2024	406
2025	308
Thereafter	985
Total lease payments	$2,965
Less: Imputed Interest	287
Present value of lease liabilities	$2,678

The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 31, 2020:

Weighted-average remaining lease term - operating leases (years)	6.60
Weighted-average discount rate - operating leases	2.85%